Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2019
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	10 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	10 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	5 years